Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15. Commitments and Contingencies

Lease Commitments

As of September 30, 2025, the Group has no short-term lease commitments or leases that have not yet commenced but would create significant rights and obligations not already recognized in the right-of-use assets and lease liabilities.

The table below summarizes the Group’s non-cancellable operating lease commitments as of September 30, 2025:

Operating Lease Commitment
HK$
Within 1 year	81,000
2- 5years	-
Total	81,000

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its financial position, cash flows or results of operations on an individual basis or in the aggregate. As of September 30, 2024, and September 30, 2025, the Group is not a party to any legal or administrative proceedings.